Stock Option Plans - Schedule of Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance, available for grant (in shares)				1,550,628	1,648,038	1,550,628	1,648,038	1,648,038	1,589,381
Beginning balance, options outstanding (in shares)		2,454,687	2,342,440	2,473,130	2,377,180	2,473,130	2,377,180	2,377,180	2,435,837
Options granted			125,183				183,109	209,908	46,005
Options exercised (in shares)		(3,475)				(6,821)		(1,392)
Options cancelled (in shares)		(123,789)	(13,811)			(138,886)	(106,477)	(112,498)	(104,662)
Ending balance, available for grant (in shares)								1,550,628	1,648,038	1,589,381
Ending balance, Options outstanding (in shares)	2,327,423	2,327,423	2,453,812	2,454,687	2,342,440	2,327,423	2,453,812	2,473,130	2,377,180	2,435,837
Exercisable at period end (in shares)	2,211,723	2,211,723	1,984,257			2,211,723	1,984,257	2,079,809
Weighted Average Exercise Price per Share
Beginning of period (in usd per share)		$ 4.74	$ 4.84	$ 4.67	$ 4.79	$ 4.67	$ 4.79	$ 4.79	$ 4.80
Options granted (in shares)			3.14				3.14	3.14	4.34
Options exercised (in dollars per share)		3.80				3.78		3.86
Options cancelled (in usd per share)		5.91	4.58			5.72	4.34	4.34	4.70
End of period (in usd per share)	$ 4.68	4.68	4.69	$ 4.74	$ 4.84	4.68	4.69	4.67	$ 4.79	$ 4.80
Exercisable at end of period (in usd per share)	$ 4.74	$ 4.74	$ 4.95			$ 4.74	$ 4.95	$ 4.95
Weighted Average Remaining Contractual Term (in Years)
Options outstanding, weighted average remaining contractual term (in years)		6 years 1 month 28 days	7 years 21 days	6 years 3 months 29 days	7 years 1 month 28 days	6 years 1 month 28 days	7 years 21 days	6 years 10 months 2 days	7 years 5 months 15 days	8 years 4 months 17 days
Options exercisable, weighted average remaining contractual term (in years)		6 years 29 days	6 years 10 months 6 days			6 years 29 days	6 years 10 months 6 days	6 years 7 months 24 days
Aggregate Intrinsic Value
Options outstanding, aggregate intrinsic value	$ 167	$ 167	$ 0	$ 0	$ 0	$ 167	$ 0	$ 0	$ 0	$ 0
Options exercisable, aggregate intrinsic value	$ 111	$ 111	$ 0			$ 111	$ 0	$ 0
Share Price	$ 4.00	$ 4.00				$ 4.00
Previously Reported
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance, options outstanding (in shares)				2,473,198		2,473,198
Ending balance, Options outstanding (in shares)								2,473,198
Restricted Stock [Member]
Aggregate Intrinsic Value
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	37,051	37,051		0		37,051		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 4,000.00	$ 4,000.00		$ 0		$ 4,000.00		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	123,501	123,501				123,501
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 4,000.00				$ 4,000.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(86,450)				(86,450)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		$ 4,000.00				$ 4,000.00